Related Party Transactions - Additional Information (Details) - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Research and development | MEDx (Suzhou) Translational Medicine Co., Ltd.
Related Party Transaction [Line Items]
Transactions between its related party	$ 161,221	$ 32,466